Schedule of Investments - September 30, 2023
Hotchkis & Wiley Mid-Cap Value Fund (Unaudited)

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COMMON STOCKS - 97.26%	Held	Value
COMMUNICATION SERVICES - 3.08%
Entertainment - 1.42%
Warner Bros. Discovery, Inc. (a)	604,600	$6,565,956

Media - 1.66%
News Corp.	232,300	4,659,938
Paramount Global	236,800	3,054,720
		7,714,658
TOTAL COMMUNICATION SERVICES		14,280,614

CONSUMER DISCRETIONARY - 10.02%
Automobile Components - 6.80%
Adient PLC (a)	335,400	12,309,180
BorgWarner, Inc.	46,100	1,861,057
The Goodyear Tire & Rubber Company (a)	537,500	6,681,125
Lear Corp.	14,900	1,999,580
Magna International, Inc.	161,900	8,679,459
		31,530,401
Automobiles - 0.31%
Harley-Davidson, Inc.	43,900	1,451,334

Household Durables - 1.37%
Whirlpool Corp.	47,600	6,364,120

Specialty Retail - 1.54%
The ODP Corp. (a)	154,145	7,113,792
TOTAL CONSUMER DISCRETIONARY		46,459,647

CONSUMER STAPLES - 0.95%
Personal Care Products - 0.95%
Herbalife Ltd. (a)	315,200	4,409,648
TOTAL CONSUMER STAPLES		4,409,648

ENERGY - 21.05%
Energy Equipment & Services - 2.82%
Expro Group Holdings NV (a)	135,883	3,156,562
Halliburton Company	114,000	4,617,000
NOV, Inc.	254,600	5,321,140
		13,094,702
Oil, Gas & Consumable Fuels - 18.23%
APA Corp.	491,100	20,184,210
Baytex Energy Corp. (l)	1,781,600	7,856,856
California Resources Corp.	41,500	2,324,415
Cenovus Energy, Inc.	333,300	6,939,306
Chord Energy Corp.	14,600	2,366,222
Kosmos Energy Ltd. (a)	3,355,520	27,448,154
Marathon Oil Corp.	267,600	7,158,300
Murphy Oil Corp.	25,400	1,151,890
Ovintiv, Inc.	71,000	3,377,470
Range Resources Corp.	176,100	5,707,401
		84,514,224
TOTAL ENERGY		97,608,926

FINANCIALS - 27.84%
Banks - 13.24%
Citizens Financial Group, Inc.	722,500	19,363,000
Comerica, Inc.	83,500	3,469,425
First Citizens BancShares, Inc.	5,787	7,986,639
First Horizon Corp.	309,400	3,409,588
KeyCorp	246,400	2,651,264
Popular, Inc.	318,300	20,056,083
Western Alliance Bancorp	97,100	4,463,687
		61,399,686
Capital Markets - 3.28%
Lazard Ltd.	42,000	1,302,420
Northern Trust Corp.	33,000	2,292,840
State Street Corp.	173,000	11,584,080
		15,179,340
Consumer Finance - 1.90%
Discover Financial Services	52,800	4,574,064
SLM Corp.	310,500	4,229,010
		8,803,074
Financial Services - 1.94%
Euronet Worldwide, Inc. (a)	16,100	1,278,018
Fidelity National Information Services, Inc.	139,800	7,726,746
		9,004,764
Insurance - 7.48%
American International Group, Inc.	208,600	12,641,160
CNO Financial Group, Inc.	433,800	10,294,074
Enstar Group Ltd. (a)	35,100	8,494,200
The Hartford Financial Services Group, Inc.	46,000	3,261,860
		34,691,294
TOTAL FINANCIALS		129,078,158

HEALTH CARE - 4.50%
Health Care Providers & Services - 4.05%
Centene Corp. (a)	110,200	7,590,576
Laboratory Corp. of America Holdings	10,900	2,191,445
Universal Health Services, Inc.	71,700	9,014,841
		18,796,862
Pharmaceuticals - 0.45%
Jazz Pharmaceuticals PLC (a)	16,000	2,071,040
TOTAL HEALTH CARE		20,867,902

INDUSTRIALS - 13.92%
Air Freight & Logistics - 2.97%
FedEx Corp.	23,200	6,146,144
International Distributions Services PLC (a) (v)	2,395,600	7,608,979
		13,755,123
Commercial Services & Supplies - 1.75%
The Brink’s Company	111,500	8,099,360

Construction & Engineering - 3.76%
Fluor Corp. (a)	475,100	17,436,170

Ground Transportation - 1.45%
U-Haul Holding Company	128,700	6,742,593

Machinery - 2.57%
Allison Transmission Holdings, Inc.	85,700	5,061,442
CNH Industrial NV	225,500	2,728,550
Stanley Black & Decker, Inc.	49,600	4,145,568
		11,935,560
Professional Services - 1.42%
ManpowerGroup, Inc.	89,700	6,576,804
TOTAL INDUSTRIALS		64,545,610

INFORMATION TECHNOLOGY - 7.97%
Communications Equipment - 6.62%
CommScope Holding Company, Inc. (a)	259,100	870,576
F5, Inc. (a)	81,700	13,165,138
Telefonaktiebolaget LM Ericsson - ADR (l)	3,423,600	16,638,696
		30,674,410
Electronic Equipment, Instruments & Components - 1.35%
Arrow Electronics, Inc. (a)	50,000	6,262,000
TOTAL INFORMATION TECHNOLOGY		36,936,410

MATERIALS - 3.27%
Chemicals - 3.27%
Huntsman Corp.	182,800	4,460,320
Olin Corp.	213,600	10,675,728
TOTAL MATERIALS		15,136,048

REAL ESTATE - 1.09%
Hotel & Resort Real Estate Investment Trusts - 0.13%
Pebblebrook Hotel Trust	43,100	585,729

Office Real Estate Investment Trusts - 0.28%
Vornado Realty Trust	58,000	1,315,440

Real Estate Management & Development - 0.68%
Jones Lang LaSalle, Inc. (a)	22,300	3,148,314
TOTAL REAL ESTATE		5,049,483

UTILITIES - 3.57%
Electric Utilities - 1.05%
NRG Energy, Inc.	126,100	4,857,372

Independent Power and Renewable Electricity Producers - 2.52%
Vistra Corp.	352,900	11,709,222
TOTAL UTILITIES		16,566,594

Total common stocks (Cost $391,080,284)		450,939,040

Total long-term investments (Cost $391,080,284)		450,939,040

COLLATERAL FOR SECURITIES ON LOAN - 3.10%
Money Market Funds - 3.10%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 5.26%^	14,359,580	14,359,580
Total collateral for securities on loan (Cost $14,359,580)		14,359,580

	Principal
SHORT-TERM INVESTMENTS - 2.25%	Amount
Time Deposits - 2.25%
JPMorgan Chase & Company, 4.68%, 10/02/2023*	$10,433,793	10,433,793
Total short-term investments (Cost $10,433,793)		10,433,793

Total investments - 102.61% (Cost $415,873,657)		475,732,413

Liabilities in excess of other assets - (2.61)%		(12,086,550)

Net assets - 100.00%		$463,645,863

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan.  The total market value of securities on loan was $13,789,250.  The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

(v)
- Security was fair valued as a result of market movements following the close of local trading using a third-party vendor’s proprietary fair value pricing model.  The total market value of these securities was $7,608,979, which represented 1.64% of net assets.  See Security Valuation below.

ADR	- American Depositary Receipt
^	- Rate shown is the 7-day yield as of September 30, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company.  The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation.  The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries.  Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of September 30, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$443,330,061
Money Market Funds	14,359,580
Level 2 --- Other significant observable market inputs:
Common Stocks:
Industrials	7,608,979
Time Deposits	10,433,793
Level 3 --- Significant unobservable inputs	-

Total Investments	$475,732,413